Fair Value Measurements (Tables)	6 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value of Derivative Liability

At December 31, 2019, the estimated fair value of derivative liabilities measured on a recurring basis are as follows:

	Fair Value Measurements at
	December 31, 2019
	Level 1	Level 2	Level 3	Total

Derivative liability - Warrants	$—	$—	$2,674,000	$2,674,000
Derivative liability -Conversion option on convertible debenture	—	—	573,200	573,200
Total derivatives	$—	$—	$3,247,200	$3,247,200

Schedule of Liabilities Measured at Fair Value

The following table presents the activity for liabilities measured at fair value using unobservable inputs for the six months ended December 31, 2019:

	Derivative liabilities - Warrants	Derivative liability - Conversion Option on Convertible Debenture

Beginning balance at July 1, 2019	$—	$—
Additions to level 3 liabilities	8,367,012	2,638,966
Change in in fair value of level 3 liability	(257,288)	(105,298)
Transfer in and/or out of Level 3	—	—
Balance at September 30, 2019	8,109,724	2,533,668
Additions to level 3 liabilities	—	—
Change in in fair value of level 3 liability	(5,435,724)	(1,960,468)
Transfer in and/or out of Level 3	—	—
Balance at December 31, 2019	$2,674,000	$573,200